SIGNIFICANT ACCOUNTING POLICIES - SEGMENT, INCOME TAX AND IMPAIRMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	1
Impairment charges on long-lived assets | $	$ 0	$ 0